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                Alliance Asset Allocation Funds:

              ALLIANCE CONSERVATIVE INVESTORS FUND

                 ALLIANCE GROWTH INVESTORS FUND

                 _______________________________

      Supplement dated February 12, 1996 to the Prospectus
                     dated September 1, 1995

PORTFOLIO MANAGER.

    The employee of Alliance principally responsible for the Funds' investment program as of February 12, 1996 is Robert G.
Heisterberg.  Mr. Heisterberg, a Senior Vice President of
Alliance and Global Economic Policy Analyst, has been associated with Alliance since 1977.

                 _______________________________

YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE.






























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